SIGNIFICANT ACCOUNTING POLICIES (Schedule of timing of revenues by timing of revenue recognition) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 8,511	$ 5,640	$ 1,675
Revenue Recognized At A Point In Time [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	5,863	4,220	644
Revenue Recognized Over Time [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 2,648	$ 1,420	$ 1,031